SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION
12.	SEGMENT INFORMATION
We operate under one segment which is the business of developing and selling clinical and pharma services.